Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	521,041,610.47	27,380
Yield Supplement Overcollateralization Amount 05/31/19	34,083,960.35	0
Receivables Balance 05/31/19	555,125,570.82	27,380
Principal Payments	18,645,947.38	478
Defaulted Receivables	788,905.01	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	32,457,570.08	0
Pool Balance at 06/30/19	503,233,148.35	26,869

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.79%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,911,741.11	219
Past Due 61-90 days	1,254,242.64	68
Past Due 91-120 days	426,778.32	20
Past Due 121+ days	0.00	0
Total	6,592,762.07	307

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	483,561.29
Aggregate Net Losses/(Gains) - June 2019	305,343.72
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.66%
Prior Net Losses Ratio	0.24%
Second Prior Net Losses Ratio	0.37%
Third Prior Net Losses Ratio	0.86%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	13,335,678.43
Actual Overcollateralization	13,335,678.43
Weighted Average APR	3.00%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	51.01

Flow of Funds	$ Amount

Collections	20,438,424.31
Investment Earnings on Cash Accounts	5,686.20
Servicing Fee	(462,604.64)
Transfer to Collection Account	0.00
Available Funds	19,981,505.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,129,505.17
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,000,859.44
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,335,678.43
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,450,689.16

Total Distributions of Available Funds	19,981,505.87

Servicing Fee	462,604.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 06/17/19	507,234,007.79
Principal Paid	17,336,537.87
Note Balance @ 07/15/19	489,897,469.92

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2
Note Balance @ 06/17/19	138,194,007.79
Principal Paid	17,336,537.87
Note Balance @ 07/15/19	120,857,469.92
Note Factor @ 07/15/19	44.3025916%

Class A-3
Note Balance @ 06/17/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	272,800,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-4
Note Balance @ 06/17/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	71,720,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	24,520,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,194,278.84
Total Principal Paid	17,336,537.87
Total Paid	18,530,816.71

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	295,965.50
Principal Paid	17,336,537.87
Total Paid to A-2 Holders	17,632,503.37

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4875677
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.5940136
Total Distribution Amount	23.0815813

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.0849175
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.5503588
Total A-2 Distribution Amount	64.6352763

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	230.78
Noteholders' Principal Distributable Amount	769.22

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	2,042,854.72
Investment Earnings	3,896.01
Investment Earnings Paid	(3,896.01)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72